OTHER OPERATING INCOME/(EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Tax expenses	R$ (8,089,531)	R$ (6,874,960)	R$ (7,343,849)
Legal provision	(8,655,168)	(5,953,971)	(6,351,410)
Income from sales of non-current assets, investments, and property and equipment, net	130,146	191,948	193,968
Card sales expenses	(4,466,598)	(4,240,502)	(3,544,693)
Other (1)	(1,615,571)	(1,215,611)	121,428
Total	R$ (22,696,722)	R$ (18,093,096)	R$ (16,924,556)